CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 728,934	$ 114,386	¥ 355,224
Restricted Cash	168,189	26,393	0
Short-term investments (including available-for-sale debt securities of RMB6,727,493 and RMB2,199,372 as of December 31, 2020 and 2021, respectively)	2,774,000	435,301	7,331,268
Inventory	15,595	2,447	48,074
Prepaid expenses and other current assets	250,068	39,241	722,682
Total current assets	3,936,786	617,768	8,457,248
Non-current assets
Operating lease right-of-use assets	353,877	55,531	806,591
Property, equipment and software, net	680,009	106,708	704,338
Intangible assets, net	77	12	13,219
Land use rights	28,178	4,422	28,983
Long-term investments (including available-for-sale debt securities of RMB525,373 and nil as of December 31, 2020 and 2021, respectively	0	0	530,729
Goodwill	331	52	43,631
Deferred tax assets	0	0	48,324
Rental deposit	22,544	3,538	51,499
Other non-current assets	2,864	450	1,230
TOTAL ASSETS	5,024,666	788,481	10,685,792
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB623,002 and RMB417,032 as of December 31, 2020 and 2021, respectively)	693,265	108,789	1,315,502
Deferred revenue, current portion of the consolidated VIE without recourse to the Group	986,993	154,881	2,724,614
Operating lease liabilities, current portion (including current portion of operating lease liabilities of the consolidated VIE without recourse to the Group of RMB125,986 and RMB41,479 as of December 31, 2020 and 2021, respectively)	80,010	12,555	152,622
Income tax payable of the consolidated VIE without recourse to the Group	0	0	4,654
Total current liabilities	1,760,268	276,225	4,197,392
Non-current liabilities
Deferred revenue, non-current portion of the consolidated VIE without recourse to the Group	9,225	1,448	9,125
Operating lease liabilities, non-current portion (including non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group of RMB527,692 and RMB158,824 as of December 31, 2020 and 2021, respectively	276,035	43,316	644,143
Deferred tax liabilities	71,616	11,238	78,697
Other payables of the consolidated VIE without recourse to the Group	26,580	4,171	26,580
TOTAL LIABILITIES	2,143,724	336,398	4,955,937
SHAREHOLDERS' EQUITY
Treasury stock, at cost	0	0	(139,572)
Additional paid-in capital	7,793,234	1,222,928	7,595,049
Accumulated other comprehensive income (loss)	(143,111)	(22,457)	(59,905)
Statutory reserves	40,380	6,337	40,380
Accumulated deficit	(4,809,675)	(754,743)	(1,706,210)
TOTAL SHAREHOLDERS' EQUITY	2,880,942	452,083	5,729,855
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,024,666	788,481	10,685,792
Common Class A [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	66	10	65
Common Class B [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 48	$ 8	¥ 48